Income Taxes - Expense/Benefit (Tables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income tax (expense)/benefit
Total income tax benefit/(expense)	$ 4,554	$ (35)	$ 348
Argentina
Income tax (expense)/benefit
Current	559	(316)	(376)
Deferred	442	2,250	2,638
Total income tax benefit/(expense)	1,001	1,934	2,262
Paraguay
Income tax (expense)/benefit
Current	(658)	(826)	(753)
Deferred	4,211	(1,143)	(1,161)
Total income tax benefit/(expense)	$ 3,553	$ (1,969)	$ (1,914)